EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration assets [Table Text Block]
	North Kivu	Ngayu	Imbo	Total
Cost
Balance as at January 1, 2019	$10,281,524	$17,460,907	$—	$27,742,431
Additions	159,205	2,756,814	254,283	3,170,302
Earn-in Barrick payment	—	(2,762,890)	—	(2,762,890)
Balance as at December 31, 2019	$10,440,729	$17,454,831	$254,283	$28,149,843
Additions	180,637	4,279,656	2,760,307	7,220,600
Adjustment	—	—	(81,685)	(81,685)
Earn-in Barrick payment	—	(4,267,816)	—	(4,267,816)
Balance as at December 31, 2020	$10,621,366	$17,466,671	$2,932,905	$31,020,942